                                 AB FUNDS TRUST

                     RETIREMENT CLASS - INSTITUTIONAL CLASS

                       Supplement dated December 20, 2002
                                       to
                        Prospectuses dated April 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH
THE PROSPECTUSES.

NEW ADDRESS FOR THE FUNDS' PRINCIPAL UNDERWRITER:

Please note that the address listed in the Prospectus for PFPC Distributors, Inc., the Funds' principal underwriter, will change effective January 3, 2003. The new address will be 760 Moore Road, King of Prussia, PA 19406.

NEW ADDRESS FOR THE FUNDS' TRANSFER AGENT:

Please note that the address listed in the Prospectus for PFPC Inc., the Funds' transfer agent, will change effective February 15, 2003. ACCORDINGLY, IF YOU WISH TO COMPLETE A TRANSACTION VIA MAIL WITH THE FUNDS FOR INSTITUTIONAL CLASS SHARES ON OR AFTER FEBRUARY 15, 2003, PLEASE MAIL YOUR APPLICATION TO AB FUNDS TRUST, P.O. BOX 9834, PROVIDENCE, RI 02940-9886.

INTERNATIONAL EQUITY FUND. THE FOLLOWING SUPPLEMENTS THE INFORMATION IN THE PROSPECTUSES REGARDING THE INTERNATIONAL EQUITY FUND:

At a meeting on December 19, 2002, the Board of Trustees of AB Funds Trust (the "Trust"), voted to terminate the International Equity Fund's sub-advisory agreement with Montgomery Asset Management LLC ("Montgomery"). The portion of the Fund's assets previously managed by Montgomery will be managed by Genesis Asset Managers Limited, another sub-adviser to the Fund, for a period of approximately three months, or until such time as the Board of Trustees selects another sub-adviser for the Fund. The investment objective, policies and restrictions of the Fund will not change.

SMALL CAP EQUITY FUND. THE FOLLOWING SUPPLEMENTS THE INFORMATION IN THE PROSPECTUSES REGARDING THE SMALL CAP EQUITY FUND:

Effective December 31, 2002, Aronson + Partners, a sub-adviser to the Small Cap Equity Fund, will change its name to Aronson + Johnson + Ortiz, LP, reflecting a change in business structure from a general partnership to a limited partnership. The firm will continue to have the same principals, associates and support staff.

A majority of the outstanding shares of the Small Cap Equity Fund has approved:
(1) a sub-advisory agreement between the Trust, SBC Financial Services, Inc. (the "Investment Adviser") and TimesSquare Capital Management, Inc. ("TSCM") on behalf of the Small Cap Equity Fund Fund to manage a portion of the Small Cap Equity Fund's assets using an active small cap growth oriented investment strategy that seeks to outperform the Russell 2000 Growth Index; and (2) a sub-advisory agreement between the Trust, the Investment Adviser and

Northern Trust Investments, Inc. ("Northern") on behalf of the Small Cap Equity Fund to permit Northern to manage a portion of the Small Cap Equity Fund's assets using a passive investment strategy that seeks to replicate the performance of the Russell 2000 Value Index. It is currently intended that 20-30% of the Small Cap Equity Fund will be managed by TSCM and 10-15% of the Small Cap Equity Fund's assets will be managed by Northern using the passive investment strategy. TSCM and Northern will replace Westpeak Investment Advisers ("Westpeak") as a sub-adviser to the Small Cap Equity Fund.

TSCM, located at Four Times Square, 25th Floor, New York, New York 10036-9998, is a registered investment adviser with a focus on institutional clients. The firm was formed in 2000 and currently manages assets in excess $42 billion. Yvette Bockstein and Grant Babyak serve as portfolio managers for the TSCM's small cap growth product. They are both Managing Directors of TSCM and have over 36 and 14 years investment experience, respectively.

Northern, located at 50 South LaSalle Street, Chicago, Illinois, has been managing assets since it was founded in 1889. Northern and its subsidiaries have assets under management of approximately $325 billion. It uses a "quantitative management" team approach to manage the passive investment portion of the Small Cap Equity Fund. Decisions are made in a systematic manner and are not dependent on a specific individual.

MEDIUM-DURATION BOND FUND. THE FOLLOWING SUPPLEMENTS THE INFORMATION IN THE PROSPECTUSES REGARDING THE MEDIUM-DURATION BOND FUND:

A majority of the outstanding shares of the Medium-Duration Bond Fund has approved a sub-advisory agreement between the Trust, the Investment Adviser and Western Asset Management Limited ("WAML") on behalf of the Medium-Duration Bond Fund, pursuant to which WAML will manage a portion of the Medium-Duration Bond Fund's investments in obligations denominated in currencies other than the U.S. dollar, in which the Medium-Duration Bond Fund may invest up to 20% of its assets.

WAML is located at 155 Bishopgate, London, England EC2M3XG. It manages approximately $12.1 billion in assets, as of June 30, 2002. It utilizes a team based approach to portfolio management.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST

                                  RETAIL CLASS

                       Supplement dated December 20, 2002
                                       to
                         Prospectus dated April 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

NEW ADDRESS FOR THE FUNDS' PRINCIPAL UNDERWRITER:

Please note that the address listed in the Prospectus for PFPC Distributors, Inc., the Funds' principal underwriter, will change effective January 3, 2003. The new address will be 760 Moore Road, King of Prussia, PA 19406.

NEW ADDRESS FOR THE FUNDS' TRANSFER AGENT:

Please note that the address listed in the Prospectus for PFPC Inc., the Funds' transfer agent, will change effective February 15, 2003. ACCORDINGLY, IF YOU WISH TO COMPLETE A TRANSACTION VIA MAIL WITH THE FUNDS ON OR AFTER FEBRUARY 15, 2003, PLEASE MAIL YOUR APPLICATION TO AB FUNDS TRUST, P.O. BOX 9834, PROVIDENCE, RI 02940-9886.

INTERNATIONAL EQUITY FUND. THE FOLLOWING SUPPLEMENTS THE INFORMATION IN THE PROSPECTUSES REGARDING THE INTERNATIONAL EQUITY FUND:

At a meeting on December 19, 2002, the Board of Trustees of AB Funds Trust (the "Trust"), voted to terminate the International Equity Fund's sub-advisory agreement with Montgomery Asset Management LLC ("Montgomery"). The portion of the Fund's assets previously managed by Montgomery will be managed by Genesis Asset Managers Limited, another sub-adviser to the Fund, for a period of approximately three months, or until such time as the Board of Trustees selects another sub-adviser for the Fund. The investment objective, policies and restrictions of the Fund will not change.

SMALL CAP EQUITY FUND. The following supplements the information in the Prospectus regarding the Small Cap Equity Fund:

Effective December 31, 2002, Aronson + Partners, a sub-adviser to the Small Cap Equity Fund, will change its name to Aronson + Johnson + Ortiz, LP, reflecting a change in business structure from a general partnership to a limited partnership. The firm will continue to have the same principals, associates and support staff.

A majority of the outstanding shares of the Small Cap Equity Fund has approved:
(1) a sub-advisory agreement between the Trust, SBC Financial Services, Inc. (the "Investment Adviser") and TimesSquare Capital Management, Inc. ("TSCM") on behalf of the Small Cap Equity Fund to manage a portion of the Small Cap Equity Fund's assets using an active small cap growth oriented investment strategy that seeks to outperform the Russell 2000 Growth Index; and (2) a sub-advisory agreement between the Trust, the Investment Adviser and Northern

Trust Investments, Inc. ("Northern") on behalf of the Small Cap Equity Fund to permit Northern to manage a portion of the Small Cap Equity Fund's assets using a passive investment strategy that seeks to replicate the performance of the Russell 2000 Value Index. It is currently intended that 20-30% of the Small Cap Equity Fund will be managed by TSCM and 10-15% of the Small Cap Equity Fund's assets will be managed by Northern using the passive investment strategy. TSCM and Northern will replace Westpeak Investment Advisers ("Westpeak") as a sub-adviser to the Small Cap Equity Fund.

TSCM, located at Four Times Square, 25th Floor, New York, New York 10036-9998, is a registered investment adviser with a focus on institutional clients. The firm was formed in 2000 and currently manages assets in excess $42 billion. Yvette Bockstein and Grant Babyak serve as portfolio managers for the TSCM's small cap growth product. They are both Managing Directors of TSCM and have over 36 and 14 years investment experience, respectively.

Northern, located at 50 South LaSalle Street, Chicago, Illinois, has been managing assets since it was founded in 1889. Northern and its subsidiaries have assets under management of approximately $325 billion. It uses a "quantitative management" team approach to manage the passive investment portion of the Small Cap Equity Fund. Decisions are made in a systematic manner and are not dependent on a specific individual.

MEDIUM-DURATION BOND FUND. The following supplements the information in the Prospectus regarding the Medium-Duration Bond Fund:

A majority of the outstanding shares of the Medium-Duration Bond Fund has approved a sub-advisory agreement between the Trust, the Investment Adviser and Western Asset Management Limited ("WAML") on behalf of the Medium-Duration Bond Fund, pursuant to which WAML will manage a portion of the Medium-Duration Bond Fund's investments in obligations denominated in currencies other than the U.S. dollar, in which the Medium-Duration Bond Fund may invest up to 20% of its assets.

WAML is located at 155 Bishopgate, London, England EC2M3XG. It manages approximately $12.1 billion in assets, as of June 30, 2002. It utilizes a team based approach to portfolio management.

On page 54, delete the second paragraph under the heading "Eligible Investors" and replace with the following:

Retail Class shares of the Funds are sold only to persons who are eligible to participate in retirement or welfare benefit plans provided or made available by the Annuity Board, other persons employed by Southern Baptist organizations, and spouses of all the above persons.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST

                       Supplement dated December 20, 2002
                                       to
            Statement of Additional Information dated April 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

On page 14 of the SAI, delete the second and third paragraphs under the heading "Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions" and replace with the following:

When a Fund purchases securities on a when-issued basis or purchases or sells securities on a forward commitment basis, the Fund may complete the transaction and actually purchase or sell the securities. However, if deemed advisable as a matter of investment strategy, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, it will segregate liquid assets having a value (determined daily) at least equal to the amount of its purchase commitments until three days prior to the settlement date, or will otherwise cover its position. In the case of a forward commitment to sell securities, a Fund will segregate with its custodian actual securities or liquid assets that are unencumbered and daily marked to market, while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

The following information supplements the section entitled "Other Service Providers" beginning on page 49 of the SAI:

Please note that the address listed in the SAI for PFPC Distributors, Inc., the Funds' principal underwriter, will change effective January 3, 2003. The new address will be 760 Moore Road, King of Prussia, PA 19406.

Please note that the address listed in the SAI for PFPC Inc., the Funds' transfer agent, will change effective February 15, 2003. ACCORDINGLY, IF YOU WISH TO COMPLETE A TRANSACTION VIA MAIL WITH THE FUNDS FOR INSTITUTIONAL OR RETAIL CLASS SHARES ON OR AFTER FEBRUARY 15, 2003, PLEASE MAIL YOUR APPLICATION TO AB FUNDS TRUST, P.O. BOX 9834, PROVIDENCE, RI 02940-9886.

The following information supplements the section entitled "Management of the Funds" beginning on page 34 of the SAI:

Mr. Michael R. Buster was elected by a majority of the outstanding shares of each Fund to serve as a Trustee on the Board of Trustees of AB Funds Trust. His election to the Board became effective on July 31, 2002. Mr. Buster was nominated by those members of the Board who are not "interested persons" of the Trust, as defined in the 1940 Act.

Information about Mr. Buster, including his principal occupation during the past five years, is set forth below.* To the knowledge of SBC Financial, the executive officers, Mr. Buster and the other Trustees, as a group, beneficially owned less than 1% of the outstanding shares of any class of any Fund as of June 30, 2002. Mr. Buster is a beneficiary of a retirement plan sponsored by the Annuity Board.

As of December 31, 2001, Mr. Buster beneficially owned over $100,000 of shares in the Growth Equity Fund. As of that date, he did not own shares in any of the other Funds, and the aggregate dollar range of shares he held in all of the Funds he oversees was over $100,000.

Neither Mr. Buster nor his Immediate Family Members (as defined in the 1940
Act), own beneficially or of record any securities of SBC Financial or any sub-adviser to any Fund, or any entity controlling, controlled by or under common control with SBC Financial or any sub-adviser to any Fund.

NAME, AGE,                         PRINCIPAL OCCUPATIONS     NUMBER OF FUNDS IN     OTHER TRUSTEESHIPS/
AND ADDRESS                        DURING PAST 5 YEARS       FUND COMPLEX           DIRECTORSHIPS HELD BY
                                                             OVERSEEN BY TRUSTEE    TRUSTEE
Michael R. Buster, 44              Executive Pastor,         13                     N/A
                                   Prestonwood Baptist
6801 West Park Blvd.               Church
Plano, Texas 75025

------------------
* This information has been furnished by the Trustee. Each Trustee serves for an indefinite term, until his/her successor is elected.

The following information supplements the section entitled "Control Persons of Sub-Advisers" beginning on page 40 of the SAI:

INTERNATIONAL EQUITY FUND:

Montgomery Asset Management LLC should be deleted from the list of sub-advisers of the International Equity Fund.

SMALL CAP EQUITY FUND:

Effective December 31, 2002, Aronson + Partners, a sub-adviser to the Small Cap Equity Fund, will change its name to Aronson + Johnson + Ortiz, LP, reflecting a change in business structure from a general partnership to a limited partnership. The firm will continue to have the same principals, associates and support staff.

Westpeak Global Advisors, L.P. should be deleted and replaced with TimesSquare Capital Management, Inc. ("TSCM") as a sub-adviser to the Small Cap Equity Fund.

TimesSquare Capital Management, Inc., New York, New York: TSCM is a registered investment advisory firm founded in 2000. TSCM is a wholly-owned subsidiary of CIGNA Investment Group, Inc., an indirect, wholly-owned subsidiary of CIGNA Corporation.

MEDIUM-DURATION BOND FUND:

Western Asset Management Limited, London, England: The firm is a subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. It is an affiliated company of Western Asset Management Company, a sub-adviser to the Medium-Duration Bond Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.